Derivatives (Master Netting Agreements) (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	$ 181	$ 131
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	181	131
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	14	10
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	14	10
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	167	121
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	$ 167	$ 121